Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Accounts receivable-third parties	$ 94,531	$ 82,434
Not later than 3 months
Accounts Receivable
Accounts receivable-third parties	84,007	78,288
Between 3 months to 6 months
Accounts Receivable
Accounts receivable-third parties	7,478	2,867
Between 6 months to 1 year
Accounts Receivable
Accounts receivable-third parties	1,947	78
Later than 1 year
Accounts Receivable
Accounts receivable-third parties	$ 1,099	$ 1,201